Property, furniture and equipment, net - Summary of book values of lease liabilities (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 341,746
Additions	66,960
Interest expenses, Note 19(a)	16,568
Payments	(83,438)
Ending balance	S/ 341,836